PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 12 - PROPERTY, PLANT AND EQUIPMENT

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2023	23	381	1,387	211	15	2,017
Additions	—	4	30	109	2	145
Disposals	—	—	(1)	—	—	(1)
Depreciation expense	—	(15)	(116)	(1)	(7)	(139)
Transfer and other changes	1	9	64	(89)	1	(14)
Effect of changes in foreign exchange rates	—	(2)	(12)	(1)	—	(15)
Net balance at June 30, 2023	24	377	1,352	229	11	1,993

Cost	43	645	2,988	241	52	3,969
Less accumulated depreciation and impairment	(19)	(268)	(1,636)	(12)	(41)	(1,976)
Net balance at June 30, 2023	24	377	1,352	229	11	1,993
Right-of-use assets
Right-of-use assets have been included in the same line item as that in which a corresponding owned asset would be presented.

(in millions of Euros)	Buildings	Machinery and Equipment	Other	Total
Net balance at January 1, 2023	107	54	—	161
Additions	3	4	—	7
Depreciation expense	(6)	(10)	—	(16)
Effect of changes in foreign exchange rates	—	—	—	—
Net balance at June 30, 2023	104	48	—	152

Cost	164	141	1	306
Less accumulated depreciation and impairment	(60)	(93)	(1)	(154)
Net balance at June 30, 2023	104	48	—	152
The total expense relating to short-term leases, low value asset leases and variable lease payments that are still recognized as operating expenses was €8 million and €7 million for the six months ended June 30, 2023 and 2022, respectively.